FAIR VALUE MEASUREMENT - changes in level 3 (Details) - Level 3 - Other long- term liabilities $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
FAIR VALUE MEASUREMENT
Fair value as beginning balance	$ 6
Change in fair value	$ (6)